Finance income	12 Months Ended
Mar. 31, 2019
Analysis of income and expense [abstract]
Finance income
Finance income

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Current accounts and short-term bank deposits	10,274	8,508	14,052
Finance lease receivable income	—	3	20
Tax authorities	999	303	—
Other	630	137	520
	11,903	8,951	14,592

Net foreign exchange gains	383	—	1,476

	12,286	8,951	16,068